Cost of revenues - Schedule of Cost of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 115,667	$ 117,876	$ 79,928
Bandwidth costs [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	48,118	68,441	55,135
Payment handling fees [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	3,016	4,855	6,919
Depreciation of servers and other equipment [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	5,018	7,647	5,848
Cost Of Inventories Sold [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	31,634	21,485	4,357
Cost Of Live Video [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	23,928	12,724	2,505
Other Cost Of Reveue [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 3,953	$ 2,724	$ 5,164